CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Common Stock, Par or Stated Value Per Share	$ 0.129752	$ 0.129752
Common Stock, Shares Authorized	20,000,000	20,000,000
Common Stock, Shares, Issued	13,062,500	13,062,500
Common stock, shares outstanding	13,062,500	13,062,500